Horizon Multi-Factor Small/Mid Cap Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Aerospace & Defense - 3.0%
ATI, Inc. (a)	45,510	$ 9,293,142
Carpenter Technology Corp.	18,748	8,931,922
Moog, Inc. - Class A	13,237	4,917,545
V2X, Inc. (a)	10,154	783,483
		23,926,092

Automobile Components - 1.2%
BorgWarner, Inc.	89,068	5,714,603
Gentex Corp.	45,664	1,021,503
Lear Corp.	6,714	839,183
Phinia, Inc.	11,338	775,973
Standard Motor Products, Inc.	21,447	808,981
		9,160,243

Automobiles - 0.1%
Winnebago Industries, Inc.	26,817	806,924

Banks - 8.0%
Associated Banc-Corp.	89,454	2,738,187
Banner Corp.	15,646	1,097,410
Cathay General Bancorp	35,845	2,194,072
Central Pacific Financial Corp.	21,744	809,312
Columbia Banking System, Inc.	127,921	3,791,578
Commerce Bancshares, Inc.	84,872	4,897,963
Customers Bancorp, Inc. (a)	13,551	1,059,417
CVB Financial Corp.	66,595	1,476,411
East West Bancorp, Inc.	81,175	10,297,861
First Bancorp	78,525	2,189,277
First Commonwealth Financial Corp.	40,690	842,283
First Financial Bancorp	55,568	1,813,184
FNB Corp./PA	131,386	2,395,167
Hanmi Financial Corp.	25,964	804,884
International Bancshares Corp.	14,083	988,063
NBT Bancorp, Inc.	15,682	806,368
OFG Bancorp	21,076	1,097,006
Provident Financial Services, Inc.	34,068	797,191
SOUTHSTATE BANK CORP	29,939	3,140,302
Tompkins Financial Corp.	8,322	808,233
UMB Financial Corp.	35,539	5,033,389
WesBanco, Inc.	23,525	941,235
Wintrust Financial Corp.	36,583	5,500,620
WSFS Financial Corp.	18,858	1,460,552
Zions Bancorp NA	92,808	6,189,366
		63,169,331

Beverages - 0.8%
Coca-Cola Consolidated, Inc.	26,873	5,255,553
Vita Coco Co., Inc. (a)	12,768	749,673
		6,005,226

Biotechnology - 3.2%
ACADIA Pharmaceuticals, Inc. (a)	77,315	2,235,177

BioMarin Pharmaceutical, Inc. (a)	22,628	1,476,024
Exelixis, Inc. (a)	51,243	2,799,918
Halozyme Therapeutics, Inc. (a)	13,912	1,481,489
Neurocrine Biosciences, Inc. (a)	36,397	5,606,230
Protagonist Therapeutics, Inc. (a)	11,056	1,633,524
United Therapeutics Corp. (a)	17,876	9,123,553
Vericel Corp. (a)	18,988	757,621
		25,113,536

Broadline Retail - 0.5%
Etsy, Inc. (a)	14,303	1,163,263
Macy's, Inc.	112,830	2,477,747
		3,641,010

Building Products - 0.8%
Apogee Enterprises, Inc.	19,930	778,466
Armstrong World Industries, Inc.	4,676	806,984
Griffon Corp.	18,273	1,779,607
Simpson Manufacturing Co., Inc.	12,664	2,312,573
Trex Co., Inc. (a)	17,367	791,588
		6,469,218

Capital Markets - 3.9%
Acadian Asset Management, Inc.	14,455	1,361,661
Affiliated Managers Group, Inc.	15,434	5,682,644
BGC Group, Inc. - Class A	203,236	2,440,864
Donnelley Financial Solutions, Inc. (a)	17,227	832,064
Evercore, Inc. - Class A	13,957	3,997,704
Piper Sandler Cos.	18,835	1,413,755
SEI Investments Co.	72,598	8,056,926
Victory Capital Holdings, Inc. - Class A	34,058	4,019,185
Virtu Financial, Inc. - Class A	51,022	3,349,084
		31,153,887

Chemicals - 1.2%
Avient Corp.	18,851	830,575
Balchem Corp.	13,821	2,430,976
Innospec, Inc.	8,953	840,329
Minerals Technologies, Inc.	11,578	821,112
NewMarket Corp.	2,326	2,088,050
RPM International, Inc.	16,245	1,691,104
Stepan Co.	13,237	828,768
		9,530,914

Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	17,371	810,009
Brady Corp. - Class A	25,632	2,323,541
Clean Harbors, Inc. (a)	24,587	7,751,052
Healthcare Services Group, Inc. (a)	38,010	835,840
Liquidity Services, Inc. (a)	19,637	818,470
		12,538,912

Communications Equipment - 0.2%
Digi International, Inc. (a)	10,183	763,114
NetScout Systems, Inc. (a)	23,512	912,971
		1,676,085

Construction & Engineering - 0.1%
Everus Construction Group, Inc. (a)	6,637	764,118

Consumer Finance - 0.9%
Bread Financial Holdings, Inc.	20,296	2,120,323
Encore Capital Group, Inc. (a)	9,599	931,199
Enova International, Inc. (a)	15,696	3,558,597
PROG Holdings, Inc.	19,968	761,380
		7,371,499

Consumer Staples Distribution & Retail - 2.6%
Andersons, Inc.	12,160	788,819
Maplebear, Inc. (a)	92,187	4,657,287
Performance Food Group Co. (a)	75,544	7,491,699
US Foods Holding Corp. (a)	74,094	7,768,015
		20,705,820

Containers & Packaging - 0.7%
Crown Holdings, Inc.	42,705	4,970,435
Sonoco Products Co.	14,576	803,866
		5,774,301

Diversified Consumer Services - 1.9%
ADT, Inc.	321,990	2,379,506
Covista, Inc. (a)	15,851	2,097,563
Frontdoor, Inc. (a)	37,807	3,057,452
Grand Canyon Education, Inc. (a)	5,718	847,007
H&R Block, Inc.	52,558	2,714,621
Laureate Education, Inc. (a)	70,546	2,647,591
Perdoceo Education Corp.	27,589	917,058
Strategic Education, Inc.	10,178	843,146
		15,503,944

Diversified Telecommunication Services - 0.1%
Uniti Group, Inc. (a)	85,482	847,981

Electrical Equipment - 1.2%
Acuity, Inc.	12,257	4,066,750
EnerSys	6,894	1,267,531
nVent Electric PLC	28,587	4,309,490
		9,643,771

Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc. (a)	24,323	4,972,351
Avnet, Inc.	21,258	1,903,866
CTS Corp.	13,678	772,397
Insight Enterprises, Inc. (a)	14,638	2,298,459
Knowles Corp. (a)	22,989	785,764
PC Connection, Inc.	11,348	906,365
Rogers Corp. (a)	5,995	752,792
ScanSource, Inc. (a)	16,433	938,160
TD SYNNEX Corp.	30,528	7,719,005
		21,049,159

Entertainment - 1.5%
Cinemark Holdings, Inc.	39,565	1,408,909
Roku, Inc. (a)	67,190	10,544,127

		11,953,036

Financial Services - 3.1%
Enact Holdings, Inc.	68,885	3,320,257
Essent Group Ltd.	55,083	3,721,407
Jackson Financial, Inc. - Class A	20,586	2,746,790
MGIC Investment Corp.	124,475	3,815,159
NMI Holdings, Inc. - Class A (a)	46,538	2,063,960
Radian Group, Inc.	51,905	1,861,313
Remitly Global, Inc. (a)	77,970	2,084,918
Voya Financial, Inc.	50,214	5,087,683
		24,701,487

Food Products - 1.2%
Darling Ingredients, Inc. (a)	95,062	6,299,759
Ingredion, Inc.	7,983	825,921
J & J Snack Foods Corp.	9,413	830,039
John B Sanfilippo & Son, Inc.	10,025	738,742
Marzetti Co.	7,163	806,912
		9,501,373

Gas Utilities - 0.6%
Chesapeake Utilities Corp.	6,112	816,196
National Fuel Gas Co.	20,845	1,731,386
New Jersey Resources Corp.	14,923	795,993
ONE Gas, Inc.	10,324	818,383
Southwest Gas Holdings, Inc.	9,045	798,945
		4,960,903

Ground Transportation - 1.1%
Knight-Swift Transportation Holdings, Inc.	36,482	2,499,382
Landstar System, Inc.	4,354	786,463
Ryder System, Inc.	18,888	4,617,361
Schneider National, Inc. - Class B	23,240	802,012
		8,705,218

Health Care Equipment & Supplies - 1.1%
Globus Medical, Inc. - Class A (a)	39,536	3,217,044
Haemonetics Corp. (a)	21,405	2,206,213
Inspire Medical Systems, Inc. (a)	14,437	909,387
Merit Medical Systems, Inc. (a)	23,915	2,168,134
		8,500,778

Health Care Providers & Services - 4.8%
Addus HomeCare Corp. (a)	8,164	936,166
AMN Healthcare Services, Inc. (a)	24,128	827,108
BrightSpring Health Services, Inc. (a)	47,333	2,764,247
Chemed Corp.	7,881	4,087,953
Concentra Group Holdings Parent, Inc.	74,030	2,497,772
CorVel Corp. (a)	14,511	999,518
Encompass Health Corp.	58,610	7,045,508
LifeStance Health Group, Inc. (a)	138,184	1,707,954
Molina Healthcare, Inc. (a)	9,107	1,810,198
Pediatrix Medical Group, Inc. (a)	30,924	811,137
Progyny, Inc. (a)	32,276	825,943
Tenet Healthcare Corp. (a)	52,335	13,916,400
		38,229,904

Health Care Technology - 0.1%
HealthStream, Inc.	29,315	851,601

Hotels, Restaurants & Leisure - 2.2%
Aramark	89,247	5,025,499
BJ's Restaurants, Inc. (a)	12,648	804,286
Boyd Gaming Corp.	10,019	777,374
Brinker International, Inc. (a)	16,240	3,710,840
Monarch Casino & Resort, Inc.	10,319	1,242,923
Texas Roadhouse, Inc.	30,116	5,890,690
		17,451,612

Household Durables - 1.5%
Cavco Industries, Inc. (a)	2,106	1,177,528
Champion Homes, Inc. (a)	17,684	1,578,651
La-Z-Boy, Inc.	20,129	636,881
M/I Homes, Inc. (a)	8,101	1,205,510
Meritage Homes Corp.	11,695	811,984
Mohawk Industries, Inc. (a)	19,448	2,494,206
Toll Brothers, Inc.	27,079	3,884,482
		11,789,242

Household Products - 0.3%
Central Garden & Pet Co. - Class A (a)	38,013	1,414,464
Reynolds Consumer Products, Inc.	59,518	1,377,841
		2,792,305

Insurance - 5.0%
CNO Financial Group, Inc.	52,614	2,882,721
Genworth Financial, Inc. (a)	184,255	1,831,495
Hanover Insurance Group, Inc.	22,423	5,070,064
HCI Group, Inc.	7,697	1,429,564
Horace Mann Educators Corp.	21,193	1,078,512
Mercury General Corp.	35,492	3,618,764
Reinsurance Group of America, Inc.	43,951	10,813,704
RenaissanceRe Holdings Ltd.	25,606	8,389,550
Selective Insurance Group, Inc.	37,771	3,448,114
United Fire Group, Inc.	15,425	830,945
		39,393,433

Interactive Media & Services - 0.4%
Cargurus, Inc. (a)	35,189	1,254,840
QuinStreet, Inc. (a)	40,978	796,612
Yelp, Inc. (a)	35,639	796,532
		2,847,984

IT Services - 3.9%
Okta, Inc. (a)	64,496	11,160,388
Twilio, Inc. - Class A (a)	83,155	19,593,813
		30,754,201

Life Sciences Tools & Services - 0.8%
Medpace Holdings, Inc. (a)	10,819	6,426,378

Machinery - 4.0%
Allison Transmission Holdings, Inc.	8,275	1,040,250

Crane Co.	12,751	2,614,847
Enerpac Tool Group Corp.	22,728	848,209
Franklin Electric Co., Inc.	10,368	1,037,733
Gates Industrial Corp. Ltd. (a)	30,517	780,625
Graco, Inc.	12,923	1,000,628
Lincoln Electric Holdings, Inc.	5,391	1,516,111
Mueller Industries, Inc.	121,517	7,583,876
Mueller Water Products, Inc. - Class A	33,562	810,187
Oshkosh Corp.	12,998	2,003,122
Proto Labs, Inc. (a)	9,511	761,451
RBC Bearings, Inc. (a)	4,187	2,069,467
Timken Co.	10,449	1,258,582
Toro Co.	21,592	2,111,913
Watts Water Technologies, Inc. - Class A	17,648	6,454,756
		31,891,757

Marine Transportation - 0.8%
Kirby Corp. (a)	29,274	4,152,810
Matson, Inc.	8,515	1,914,257
		6,067,067

Media - 0.3%
Versant Media Group, Inc.	56,110	2,307,243

Metals & Mining - 2.7%
Alcoa Corp.	16,637	831,018
Coeur Mining, Inc.	198,210	4,118,804
Commercial Metals Co.	20,675	1,394,942
Hecla Mining Co.	82,020	1,629,737
Kaiser Aluminum Corp.	8,748	1,389,008
Reliance, Inc.	30,913	11,872,138
		21,235,647

Multi-Utilities - 0.1%
Unitil Corp.	15,261	817,074

Oil, Gas & Consumable Fuels - 10.3%
Antero Midstream Corp.	168,238	3,771,896
Antero Resources Corp. (a)	210,335	8,093,691
Chord Energy Corp.	36,024	5,299,491
CNX Resources Corp. (a)	47,935	1,743,875
Core Natural Resources, Inc.	29,648	3,032,990
Crescent Energy Co. - Class A	156,100	2,137,009
Dorian LPG Ltd.	21,343	1,068,004
HF Sinclair Corp.	111,518	11,331,344
International Seaways, Inc.	23,618	2,329,680
Magnolia Oil & Gas Corp. - Class A	139,990	3,758,731
Ovintiv, Inc.	186,470	12,241,755
Par Pacific Holdings, Inc. (a)	29,760	2,378,419
PBF Energy, Inc. - Class A	73,307	5,350,678
Permian Resources Corp.	556,117	12,951,965
SM Energy Co.	146,693	5,454,046
Talos Energy, Inc. (a)	50,596	873,287
		81,816,861

Passenger Airlines - 0.1%
SkyWest, Inc. (a)	9,703	918,486

Personal Care Products - 0.1%
Edgewell Personal Care Co.	29,732	853,903

Pharmaceuticals - 1.5%
Amneal Pharmaceuticals, Inc. (a)	66,265	1,157,650
Harmony Biosciences Holdings, Inc. (a)	32,848	1,293,554
Innoviva, Inc. (a)	38,933	808,638
Jazz Pharmaceuticals PLC (a)	34,398	8,622,891
		11,882,733

Professional Services - 2.7%
CACI International, Inc. - Class A (a)	10,490	6,535,375
ExlService Holdings, Inc. (a)	83,876	3,193,998
Genpact Ltd.	88,927	3,377,448
ManpowerGroup, Inc.	15,994	1,006,822
Paycom Software, Inc.	14,962	3,577,414
Paylocity Holding Corp. (a)	23,940	3,835,667
		21,526,724

Real Estate Management & Development - 1.2%
Jones Lang LaSalle, Inc. (a)	24,746	9,053,819
St Joe Co.	13,147	869,017
		9,922,836

Semiconductors & Semiconductor Equipment - 1.1%
ACM Research, Inc. - Class A (a)	10,356	754,124
Cirrus Logic, Inc. (a)	7,169	785,077
Diodes, Inc. (a)	8,219	746,285
FormFactor, Inc. (a)	11,312	1,138,101
Kulicke & Soffa Industries, Inc.	9,030	722,942
Lattice Semiconductor Corp. (a)	7,460	860,437
MACOM Technology Solutions Holdings, Inc. (a)	8,563	2,259,176
Onto Innovation, Inc. (a)	4,239	1,132,703
Penguin Solutions, Inc. (a)	14,153	694,629
		9,093,474

Software - 2.2%
Alarm.com Holdings, Inc. (a)	20,489	1,179,347
Clear Secure, Inc. - Class A	23,152	1,022,161
Docusign, Inc. (a)	43,699	2,895,932
Dropbox, Inc. - Class A (a)	65,852	2,317,332
Manhattan Associates, Inc. (a)	15,774	3,520,599
Q2 Holdings, Inc. (a)	12,749	829,195
Qualys, Inc. (a)	9,436	1,756,417
RingCentral, Inc. - Class A	14,540	1,012,275
SPS Commerce, Inc. (a)	10,631	907,887
UiPath, Inc. - Class A (a)	102,273	1,909,437
		17,350,582

Specialty Retail - 2.8%
Abercrombie & Fitch Co. - Class A (a)	8,017	1,147,072
American Eagle Outfitters, Inc.	50,718	843,440
Asbury Automotive Group, Inc. (a)	4,005	846,657
Buckle, Inc.	19,386	825,844
Burlington Stores, Inc. (a)	13,757	3,573,518
Five Below, Inc. (a)	29,503	7,282,521

Murphy USA, Inc.	10,662	5,495,088
Sally Beauty Holdings, Inc. (a)	50,641	829,500
Upbound Group, Inc.	43,050	787,815
Urban Outfitters, Inc. (a)	10,973	885,411
		22,516,866

Technology Hardware, Storage & Peripherals - 0.7%
Corsair Gaming, Inc. (a)	69,180	840,537
Everpure, Inc. - Class A (a)	49,362	4,588,198
		5,428,735

Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	22,089	715,463
Crocs, Inc. (a)	27,981	3,368,353
G-III Apparel Group Ltd.	24,481	797,836
Kontoor Brands, Inc.	10,023	755,834
Steven Madden Ltd.	44,749	1,932,262
		7,569,748

Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	16,865	5,463,923
Boise Cascade Co.	10,313	804,517
DXP Enterprises Inc. (a)	4,478	840,655
MSC Industrial Direct Co., Inc. - Class A	13,779	1,638,047
Rush Enterprises, Inc. - Class A	10,258	788,122
		9,535,264

Water Utilities - 0.3%
American States Water Co.	16,932	1,511,858
Middlesex Water Co.	14,375	833,750
		2,345,608
TOTAL COMMON STOCKS (Cost $685,039,455)		756,792,034

REAL ESTATE INVESTMENT TRUSTS - 4.5%	Shares	Value
Commercial Services & Supplies - 0.5%
CoreCivic, Inc. (a)	49,844	1,655,818
GEO Group, Inc. (a)	61,225	1,947,567
		3,603,385

Diversified REITs - 0.1%
American Assets Trust, Inc.	36,648	823,114

Health Care REITs - 0.7%
LTC Properties, Inc.	20,450	824,544
Omega Healthcare Investors, Inc.	106,163	4,853,772
		5,678,316

Hotel & Resort REITs - 1.1%
Apple Hospitality REIT, Inc.	116,585	1,859,531
DiamondRock Hospitality Co.	88,624	1,090,961
Park Hotels & Resorts, Inc.	55,215	844,790
Ryman Hospitality Properties, Inc.	22,882	2,900,522
Sunstone Hotel Investors, Inc.	75,881	847,591
Xenia Hotels & Resorts, Inc.	43,477	815,194
		8,358,589

Industrial REITs - 0.1%

STAG Industrial, Inc.	26,582		990,180

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Adamas Trust, Inc.	82,605		804,573

Office REITs - 0.2%
COPT Defense Properties	26,200		943,200
Cousins Properties, Inc.	28,436		824,360
			1,767,560

Residential REITs - 0.5%
American Homes 4 Rent - Class A	117,150		3,901,095

Retail REITs - 0.3%
Brixmor Property Group, Inc.	39,474		1,140,404
Phillips Edison & Co., Inc.	20,765		802,567
Urban Edge Properties	38,088		805,942
			2,748,913

Specialized REITs - 0.9%
EPR Properties	13,710		804,914
Four Corners Property Trust, Inc.	33,240		827,011
Gaming and Leisure Properties, Inc.	111,121		4,674,860
Outfront Media, Inc. (a)	32,865		965,574
			7,272,359
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $34,215,081)			35,948,084

TOTAL INVESTMENTS - 99.8% (Cost $719,254,536)			792,740,118
Other Assets in Excess of Liabilities - 0.2%		0.00198	1,576,053
TOTAL NET ASSETS - 100.0%			$ 794,316,171

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Multi-Factor Small/Mid Cap Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 756,792,034	$ –	$ –	$ 756,792,034
Real Estate Investment Trusts	35,948,084	–	–	35,948,084
Total Investments	$ 792,740,118	$ –	$ –	$ 792,740,118

Refer to the Schedule of Investments for further disaggregation of investment categories.